Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	17 Months Ended	20 Months Ended	56 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Aug. 14, 2023	Jun. 30, 2023	May 16, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	May 01, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Oct. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
C000111397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Account Value		$ 18,139	$ 18,139	$ 18,139	$ 18,139	$ 18,139	$ 18,139	$ 18,139	$ 17,331	$ 17,107		$ 15,958		$ 15,480	$ 15,001	$ 17,632	$ 16,839	$ 15,708	$ 13,730		$ 14,572	$ 13,765	$ 12,066	$ 12,590	$ 12,690	$ 11,801	$ 11,183	$ 10,660	$ 10,008		$ 10,029	$ 10,000
Average Annual Return, Percent		6.01%				4.48%		6.14%
C000138651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Multi Income Allocation Portfolio - Class I
Account Value		$ 15,957	15,957	15,957	15,957	$ 15,957	15,957	$ 15,957	15,003	14,510		13,729		13,319	13,016	14,401	13,723	12,780	11,677		12,471	11,903	10,716	11,105	11,214	10,938	10,574	10,424	9,677		9,929	10,000
Average Annual Return, Percent		9.98%				5.05%		4.78%
C000160832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dorsey Wright Tactical Core Portfolio - Class I
Account Value		$ 17,228	17,228	17,228	17,228	$ 17,228	$ 17,228	$ 17,228	16,502	15,309		14,322		13,759	13,949	16,587	16,286	14,567	12,122		13,112	12,632	10,838	12,317	11,791	10,773	10,035	9,807	9,940	$ 10,000
Average Annual Return, Percent		12.53%				5.61%	6.11%
C000218786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Capital Strength® Portfolio - Class I
Account Value		$ 16,532	16,532	16,532	$ 16,532	$ 16,532	$ 16,532	16,532	15,775	14,975		13,994		13,897	12,956	15,558	13,913	12,417	10,760	$ 10,000
Average Annual Return, Percent		10.41%			11.37%
C000218789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust International Developed Capital Strength® Portfolio - Class I
Account Value		$ 15,557	15,557	15,557	$ 15,557	15,557	15,557	15,557	15,568	15,288		14,639		13,078	12,761	16,220	15,170	13,603	11,410	10,000
Average Annual Return, Percent		1.76%			9.93%
C000241974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Growth StrengthTM Portfolio - Class I
Account Value		$ 14,644	14,644	$ 14,644	$ 14,644	14,644	14,644	14,644	14,228	12,721		11,070	$ 10,000
Average Annual Return, Percent		15.03%		26.41%
C000241976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Capital Strength® Hedged Equity Portfolio - Class I
Account Value		$ 10,058	$ 10,058	$ 10,058	10,058	10,058	10,058	10,058	9,703	9,821	$ 10,000
Average Annual Return, Percent		2.42%	0.42%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	32,604	32,604	$ 32,604	32,604	$ 32,604	29,909	26,338		24,290		20,909	20,419	25,879	23,705	20,593	16,443		17,036	15,435	13,002	14,163	13,721	12,339	11,327	10,412	10,048		10,194	10,000
Average Annual Return, Percent		23.81%				13.86%		12.55%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	11,432	11,432	11,432	$ 11,432	$ 11,432	$ 11,432	11,213	11,293		10,925		10,701	11,029	12,302	12,295	12,495	12,336		11,622	11,344	10,691	10,516	10,689	10,558	10,324	10,592	10,058	10,000	9,990	10,000
Average Annual Return, Percent		1.25%				(0.33%)	1.34%	1.35%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,352	$ 33,352	$ 33,352	$ 33,352	$ 33,352	$ 33,352	$ 33,352	30,757	26,678	$ 10,000	24,693	$ 10,000	21,125	20,648	25,797	23,101	20,044	16,408	10,000	16,929	15,262	12,875	13,822	13,465	12,085	11,053	10,251	9,872	10,000
Average Annual Return, Percent		25.02%	23.39%	26.49%	18.79%	14.53%	14.04%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Account Value		$ 15,845	$ 15,845	$ 15,845	$ 15,845	$ 15,845	$ 15,845	15,845	15,884	15,134		14,281		12,832	12,163	14,972	14,613	13,293	10,937	$ 10,000
Average Annual Return, Percent		4.70%			10.36%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Account Value		$ 20,813	20,813	20,813	$ 20,813	$ 20,813	20,813	$ 20,813	19,673	18,491		17,312		15,800	15,709	19,092	18,233	17,088	14,893		14,750	13,741	12,011	12,458	12,459	11,666	10,969	10,586	10,013		10,061	10,000
Average Annual Return, Percent	[1]	12.58%				7.13%		7.61%
Bloomberg U S Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment-Grade Index
Account Value		$ 12,713	12,713	12,713	12,713	$ 12,713	12,713	$ 12,713	12,389	12,450		11,840		11,472	11,660	13,620	13,589	13,762	13,153		12,524	12,012	10,935	10,849	11,216	10,939	10,539	10,695	9,932		9,908	10,000
Average Annual Return, Percent		2.13%				0.30%		2.43%
Secondary Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Secondary Blended Benchmark
Account Value		$ 20,784	20,784	20,784	20,784	$ 20,784	20,784	$ 20,784	19,669	18,527		17,355		15,747	15,689	19,196	18,338	17,209	14,969		14,795	13,766	11,980	12,423	12,441	11,657	10,974	10,630	10,036		10,052	10,000
Average Annual Return, Percent	[2]	12.19%				7.03%		7.59%
Dow Jones Equal Weight U S Issued Corporate Bond IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM
Account Value		$ 12,747	12,747	12,747	12,747	$ 12,747	12,747	$ 12,747	12,456	12,579		11,976		11,474	11,695	13,800	13,755	13,989	13,307		12,635	12,080	10,897	10,799	11,198	10,937	10,565	10,797	9,981		9,893	10,000
Average Annual Return, Percent		1.34%				0.18%		2.46%
Dow Jones U S Total Stock Market IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Account Value		$ 32,405	32,405	32,405	32,405	$ 32,405	32,405	$ 32,405	29,709	26,150		24,115		20,746	20,282	25,781	23,650	20,517	16,391		16,986	15,403	12,976	14,147	13,703	12,325	11,310	10,399	10,043		10,192	10,000
Average Annual Return, Percent		23.88%				13.78%		12.48%
Broad Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Broad Blended Benchmark
Account Value		$ 17,858	17,858	17,858	17,858	$ 17,858	$ 17,858	$ 17,858	17,044	16,256		15,420		14,332	14,423	16,905	16,299	15,545	14,060		13,686	12,958	11,650	11,908	11,865	11,285	10,758	10,554	10,075	$ 10,000	10,080	10,000
Average Annual Return, Percent		9.87% [3]				5.47% [3]	9.05% [4]	5.97% [3]
Asset Class Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Asset Class Blended Benchmark
Account Value		$ 17,028	$ 17,028	$ 17,028	$ 17,028	$ 17,028	$ 17,028	$ 17,028	$ 16,093	$ 15,399		$ 14,350		$ 13,799	$ 13,396	$ 14,477	$ 13,966	$ 12,244	$ 11,037		$ 12,259	$ 11,931	$ 10,704	$ 11,170	$ 11,116	$ 10,877	$ 10,591	$ 10,432	$ 9,490		$ 9,771	$ 10,000
Average Annual Return, Percent	[5]	10.58%				6.79%		5.47%
Broad Blended Benchmark C000160832 [Member]
Account Value [Line Items]
Average Annual Return, Percent	[4]	15.04%				8.67%

[1]	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
[2]	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.
[3]	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
[4]	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).
[5]	The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%), Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).